Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	$ 30	$ 34
Allowance for loan losses collectively evaluated for impairment	8,244	6,983
Total ending allowance balance	8,274	7,017	$ 5,907	$ 5,604
Loans individually evaluated for impairment	6,332	6,059
Loans collectively evaluated for impairment	603,538	545,074
Total ending loans balance	609,870	551,133
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	4	16
Allowance for loan losses collectively evaluated for impairment	1,735	2,392
Total ending allowance balance	1,739	2,408	2,178	1,813
Loans individually evaluated for impairment	2,560	2,555
Loans collectively evaluated for impairment	188,980	134,559
Total ending loans balance	191,540	137,114
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	20	17
Allowance for loan losses collectively evaluated for impairment	3,449	2,136
Total ending allowance balance	3,469	2,153	1,791	1,735
Loans individually evaluated for impairment	2,875	2,637
Loans collectively evaluated for impairment	184,346	194,111
Total ending loans balance	187,221	196,748
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	1	1
Allowance for loan losses collectively evaluated for impairment	1,155	1,151
Total ending allowance balance	1,156	1,152	1,245	1,273
Loans individually evaluated for impairment	756	853
Loans collectively evaluated for impairment	176,399	173,406
Total ending loans balance	177,155	174,259
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses collectively evaluated for impairment	756	203
Total ending allowance balance	756	203	258	237
Loans collectively evaluated for impairment	36,038	23,960
Total ending loans balance	36,038	23,960
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses individually evaluated for impairment	5
Allowance for loan losses collectively evaluated for impairment	347	481
Total ending allowance balance	352	481	306	175
Loans individually evaluated for impairment	141	14
Loans collectively evaluated for impairment	17,775	19,038
Total ending loans balance	17,916	19,052
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses collectively evaluated for impairment	802	620
Total ending allowance balance	$ 802	$ 620	$ 129	$ 371